Capital and financial risk management - Carrying amounts and fair values of financial assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	£ 2,727	£ 2,441
Fair value, Financial Assets	2,727	2,441
Financial liabilities	(12,633)	(13,738)
Fair value, Financial Liabilities	(12,173)	(12,893)
Carrying value, Net financial assets and financial liabilities	(9,906)	(11,297)
Fair value, Net financial assets and financial liabilities	(9,446)	(10,452)
Financial liabilities measured at amortised cost | Short term loans and overdrafts
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(60)	(91)
Fair value, Financial Liabilities	(60)	(91)
Financial liabilities measured at amortised cost | Other bonds
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(4,601)	(7,783)
Fair value, Financial Liabilities	(4,301)	(6,935)
Financial liabilities measured at amortised cost | Commercial paper
Financial instruments held at fair value by fair value hierarchy
Financial liabilities		(302)
Fair value, Financial Liabilities		(302)
Financial liabilities measured at amortised cost | Non-voting preference shares
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(25)	(25)
Fair value, Financial Liabilities	(25)	(25)
Financial liabilities measured at amortised cost | Trade and other payables, Other provisions and certain other non-current liabilities in scope of IFRS 9
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(3,123)	(3,253)
Fair value, Financial Liabilities	(3,123)	(3,253)
Financial liabilities measured at amortised cost | Bonds in a designated hedge relationship
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(4,634)	(2,078)
Fair value, Financial Liabilities	(4,474)	(2,081)
Financial liabilities at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(73)	(23)
Fair value, Financial Liabilities	(73)	(23)
Derivatives designated and effective as hedging instruments | Fair value hedge
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(109)	(139)
Fair value, Financial Liabilities	(109)	(139)
Derivatives designated and effective as hedging instruments | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(5)
Fair value, Financial Liabilities	(5)
Derivatives designated and effective as hedging instruments | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Financial liabilities	(3)	(44)
Fair value, Financial Liabilities	(3)	(44)
Derivatives designated and effective as hedging instruments | Fair value hedge
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets		2
Fair value, Financial Assets		2
Derivatives designated and effective as hedging instruments | Cash flow hedge
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	14
Fair value, Financial Assets	14
Derivatives designated and effective as hedging instruments | Net investment hedge
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	49	2
Fair value, Financial Assets	49	2
Financial assets measured at amortised cost | Cash and cash equivalents
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	588	674
Fair value, Financial Assets	588	674
Financial assets measured at amortised cost | Trade and other receivables and certain other non-current assets
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	1,595	1,663
Fair value, Financial Assets	1,595	1,663
Financial assets at fair value through profit or loss | Held for trading derivatives that are not in a designated and effective hedging relationship
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	25	90
Fair value, Financial Assets	25	90
Financial assets at fair value through profit or loss | Money market funds
Financial instruments held at fair value by fair value hierarchy
Carrying value, Financial assets	456	10
Fair value, Financial Assets	£ 456	£ 10